Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Main transactions with related parties
Sales and services	$ 124,001	$ 116,884	$ 111,404
Purchases and others	606,836	590,860	708,444
Joint ventures
Main transactions with related parties
Sales and services	39,181	25,763	21,267
Purchases and others	559,793	543,565	643,131
Associates
Main transactions with related parties
Sales and services	84,820	91,121	90,137
Purchases and others	47,043	47,295	65,313
Gases del Caribe S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	0	0	0
Purchases and others	34,486	0	0
Gas Natural del Oriente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	0	0	0
Purchases and others	5,394	39,659	53,994
Extrucol S.A. | Associates
Main transactions with related parties
Sales and services	0	16	20
Purchases and others	3,239	4,591	3,411
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	84,820	91,105	90,117
Purchases and others	3,924	3,045	7,908
Equion Energa Limited | Joint ventures
Main transactions with related parties
Sales and services	62	731	33
Purchases and others	43,452	2,578	23,845
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales and services	39,119	25,032	21,234
Purchases and others	$ 516,341	$ 540,987	$ 619,286